VIA EDGAR

October 6, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Variable Portfolios III, Inc. (the “Company”)
(Securities Act File No. 033-75644;
Investment Company Act File No. 811-08372)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Large Cap Growth Portfolio (each, a “Fund,” and collectively, the “Funds”), each a series of the Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 29 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of adding a new share class (the “Class II Shares”) in addition to each Fund’s already existing non-designated share class. This involves (1) the addition of a new Class II prospectus, which mirrors the non-designated share class prospectus, but for the addition of a 12b-1 fee and the associated disclosure and (2) the update of the current Statement of Additional Information to reflect the new share class.

The addition of a new share class to the Funds does not appear to raise novel issues or problem areas that warrant the particular attention of the Staff. Consequently, on behalf of the Fund, we hereby request that the Staff limit its review to those revised sections.

Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned or Dianne O’Donnell of this office at (212) 728-8000.

Very truly yours,

/s/ Aaron D. Wasserman
Aaron D. Wasserman

Securities and Exchange Commission

October 6, 2006

Enclosures

cc:	Harris Goldblat
Marc A. De Oliveira